Derivative Instruments - Additional Information (Detail) kr in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 NOK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Weighted average interest rate	1.82%	1.82%
Derivative, Notional amount of outstanding obligations	$ 539.5		$ 650.5
Carrying amount of derivative liabilities	23.5		9.7
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | kr		kr 202.1		kr 249.9
Carrying amount of derivative liabilities	0.1		0.1
Carrying amount of derivative asset	$ 0.6		$ 0.6